Geographic information	12 Months Ended
Dec. 31, 2022
Geographic information
Geographic Information

21. Geographic information

The Company generates revenue from its SFD® survey system that enables the clients to focus their exploration decisions concerning land commitments, data acquisition expenditures and prospect prioritization on areas with the greatest potential. NXT conducts all of its survey operations from its head office in Canada, and occasionally maintains administrative offices in foreign locations if and when needed. Revenue fluctuations are a normal part of SFD® survey system sales and can vary significantly year-over-year.

Revenues for the year ended December 31, 2021 were generated solely from a single client and the Hydrocarbon Right. Revenues for the year ended December 31, 2020 were the result of the forfeiture of a non-refundable deposit. There were no revenues attributable to the Geothermal Right since its acquisition in 2021.

	2022	2021	2020
International	$-	$3,134,250	$-
Other	-	-	136,566
	-	3,134,250	136,566